20. Provisions for legal proceedings (Details 4) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Total	$ 38,776	$ 49,663
Tax [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Total	24,511	32,376
Labor [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Total	8,179	9,734
Civil - general [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Total	4,620	5,977
Civil - environmental [member]
DisclosureProvisionsForlegalProceedingsLineItems [Line Items]
Total	$ 1,465	$ 1,576